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                                 1-800-794-6624
                                 1-800-794-NOAH
                                www.noahfund.com





                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2001

June 8, 2001

Dear Fellow Shareholder:

I am privileged to again thank you for your confidence in and, therefore, investment in the NOAH FUND, which marked its fifth anniversary on May 17, 2001. We herewith present the Fund's investment results and semi-annual report for the period ending April 30, 2001.

NOAH FUND's sub-investment advisor, Geewax, Terker & Company, of Chadds Ford, Pennsylvania, which manages over $4.8* billion in assets for its clients, generally follows a philosophy of investing in Large Cap Growth Stocks for the Long Term, while striving to remain fully invested. NOAH FUND is managed with the same philosophy. As of this writing, NOAH FUND consists of 145 domestic common stocks of Large Capitalization Growth companies that qualify under the Fund's Biblically-based screening criteria. The top three sectors are Technology, Health Care, and Financials. We are fortunate indeed to have John Geewax actively involved with the investment management of our NOAH FUND portfolio.

Christopher Ouimet of Geewax, Terker & Company said, "We are pleased to be the sub-adviser of the NOAH FUND. NOAH FUND's investment strategy fits in well with an investor whose objective is socially responsible representation within Large Capitalization Growth stocks. As the Federal Reserve continues to inject liquidity into the marketplace, Growth stocks traditionally benefit. Additionally, a return to investment basics and not the speculation of the past two years should benefit our money management style. We look forward to continue serving our role as the sub-adviser of the NOAH FUND."

We believe that when the market is low, it is not the time to withdraw; but is the time to invest for the long run.

We thank you again for your continued confidence in the NOAH FUND. Please call me with any questions you may have at 610-651-0460.

In Jesus' Name,

/S/ WILLIAM L. VAN ALEN, JR.
----------------------------
William L. Van Alen, Jr.
President



*As of June 7, 2001. For a complete discussion of risks, fees and expenses associated with investing in the Fund, please obtain a copy of the Fund's prospectus by calling 1-800-794-NOAH (6624). You should read the prospectus carefully before you invest or send money. Distributed by AmeriMutual Funds Distributor, Inc.



THE NOAH FUND
SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

                                                                     Market
                                                          Shares  Value (Note 1)
                                                          ------  --------------

COMMON STOCKS - 96.96%

ADVERTISING - 0.73%
Omnicom Group, Inc. ............................           1,000      $   87,850
TMP Worldwide, Inc.* ...........................             190           9,166
                                                                      ----------
                                                                          97,016
                                                                      ----------
AEROSPACE - 1.73%
General Dynamics Corp. .........................             500          38,540
United Technologies Corp. ......................           2,440         190,515
                                                                      ----------
                                                                         229,055
                                                                      ----------
AIRLINES - 0.81%
Southwest Airlines .............................           5,900         107,439
                                                                      ----------

AUTOMOTIVE & RELATED- 1.30%
Harley-Davidson, Inc. ..........................           2,300         106,007
Lear Corp.* ....................................           1,840          66,240
                                                                      ----------
                                                                         172,247
                                                                      ----------
BANKING - 1.58%
Bank of New York Co., Inc. .....................           1,175          58,985
Fifth Third Bancorp ............................             200          10,752
First Tennessee National Corp. .................              80           2,614
Investors Financial Services Corp. .............             160          11,446
National Commerce Financial Corp. ..............              50           1,245
Northern Trust Corp. ...........................           1,900         123,557
                                                                      ----------
                                                                         208,599
                                                                      ----------
BROADCASTING - 0.14%
Westwood One, Inc.* ............................             730          19,163
                                                                      ----------

CHEMICALS - 0.02%
Ecolab, Inc. ...................................              70           2,648
                                                                      ----------

COMMERCIAL SERVICES - 5.55%
Concord EFS, Inc.* .............................             940          43,757
Equifax, Inc. ..................................           1,000          33,070
Fannie Mae .....................................           4,050         325,053
Freddie Mac ....................................           4,525         297,745
Nova Corp. (Georgia)*  .........................             420           9,517
Viad Corp. .....................................           1,020          25,357
                                                                      ----------
                                                                         734,499
                                                                      ----------


                       See notes to financial statements.



                                      -1-

THE NOAH FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

                                                                     Market
                                                          Shares  Value (Note 1)
                                                          ------  --------------
COMMUNICATION SERVICES - 0.04%
Triton PCS Holdings, Inc.* .....................             140      $    5,460
                                                                      ----------

COMPONENTS - 0.12%
Metromedia Fiber Network, Inc.* ................           1,030           5,243
Microchip Technology, Inc.* ....................             360          10,415
                                                                      ----------
                                                                          15,658
                                                                      ----------
COMPUTER HARDWARE - 1.62%
Dell Computer Corp. ............................           7,840         206,114
EMC Corp.* .....................................             200           7,920
                                                                      ----------
                                                                         214,034
                                                                      ----------
COMPUTER SERVICES - 2.12%
BISYS Group, Inc.* .............................              80           3,856
Comverse Technology, Inc.* .....................             460          31,510
eBay, Inc.* ....................................           1,800          90,864
Electronic Data Systems Corp. ..................           1,960         126,420
Quest Software, Inc.* ..........................              50           1,839
Synopsis, Inc.* ................................              70           4,020
VeriSign, Inc.* ................................             440          22,563
                                                                      ----------
                                                                         281,072
                                                                      ----------
COMPUTER SOFTWARE - 9.77%
Advent Software, Inc.* .........................             800          44,784
BMC Software, Inc.* ............................           2,000          48,380
Citrix Systems, Inc.* ..........................           2,690          76,396
Compuware Corp.* ...............................             610           6,271
I2 Technologies, Inc.* .........................             620          10,794
Interwoven, Inc.* ..............................           1,400          20,496
Microsoft Corp.* ...............................          13,000         880,750
Parametric Technology Corp.* ...................             560           6,384
Peoplesoft, Inc.* ..............................             900          33,336
Pixar, Inc.* ...................................              90           2,939
Rational Software Corp.* .......................           2,930          70,935
Siebel Systems, Inc.* ..........................           1,210          55,152
Symantec Corp.* ................................             400          25,924
Wind River Systems* ............................             380          10,686
                                                                      ----------
                                                                       1,293,227
                                                                      ----------
COMPUTER SYSTEMS - 5.73%
Henry (Jack) & Associates ......................             190           5,356
International Business Machines Corp. ..........           6,540         753,016
                                                                      ----------
                                                                         758,372
                                                                      ----------

                       See notes to financial statements.



                                      -2-

THE NOAH FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

                                                                     Market
                                                          Shares  Value (Note 1)
                                                          ------  --------------


COSMETICS & TOILETRIES - 0.08%
Estee Lauder Companies, Inc. ...................             250      $    9,937
                                                                      ----------

DATA PROCESSING - 0.32%
Acxiom Corp.* ..................................              80           1,214
Fiserv, Inc.* ..................................             500          27,670
Reynolds & Reynolds Co. ........................             380           7,851
Total System Services, Inc. ....................             190           5,358
                                                                      ----------
                                                                          42,093
                                                                      ----------
DENTAL SUPPLIES & EQUIPMENT - 0.05%
Patterson Dental Co.* ..........................             200           6,112
                                                                      ----------

DIVERSIFIED CONGLOMERATES - 0.51%
Corning, Inc. ..................................           3,100          68,107
                                                                      ----------

EDUCATION/SCHOOLS - 0.23%
Apollo Group, Inc.* ............................             600          18,660
DeVry, Inc.* ...................................             390          12,328
                                                                      ----------
                                                                          30,988
                                                                      ----------
ELECTRONIC EQUIPMENT - 1.55%
Amphenol Corp.* ................................              90           3,789
CMS Energy Corp. ...............................           1,020          31,926
DPL, Inc. ......................................             570          17,664
Molex, Inc. ....................................             600          24,234
NiSource, Inc. .................................             940          27,984
PPL Corp. ......................................             650          35,750
Pinnacle West Capital Corp. ....................             540          27,103
Teco Energy, Inc. ..............................             610          19,514
Utilicorp United, Inc. .........................             470          16,591
                                                                      ----------
                                                                         204,555
                                                                      ----------
ELECTRONIC-SEMICONDUCTORS - 4.73%
Cree, Inc.* ....................................             300           6,459
Intel Corp. ....................................          20,050         619,745
                                                                      ----------
                                                                         626,204
                                                                      ----------
FINANCIAL SERVICES - 6.35%
AMBAC Financial Group, Inc. ....................             420          22,600
AmeriCredit Corp.* .............................           2,100          97,356
Capital One Financial Corp. ....................             900          56,574
Citigroup, Inc. ................................           2,732         134,278
Countrywide Credit Industries, Inc. ............             520          22,188


                       See notes to financial statements.



                                      -3-

THE NOAH FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

                                                                     Market
                                                          Shares  Value (Note 1)
                                                          ------  --------------

FINANCIAL SERVICES - (continued)
Dun & Bradstreet Corp.* ........................             200      $    5,554
Goldman Sachs Group, Inc. ......................             200          18,220
H&R Block, Inc. ................................              20           1,100
MBIA, Inc. .....................................             615          29,428
MBNA Corp. .....................................           5,400         192,510
McKesson HBOC, Inc. ............................             400          12,336
MGIC Investment Corp. ..........................             630          40,944
Morgan Stanley Dean Witter & Co. ...............           1,800         113,022
Paychex, Inc. ..................................           1,600          55,296
Providian Financial Corp. ......................             520          27,716
USA Education, Inc. ............................             170          12,087
                                                                      ----------
                                                                         841,209
                                                                      ----------
FOOD & BEVERAGE - 6.01%
Albertson's, Inc. ..............................           3,050         101,870
Kroger Co.* ....................................           3,700          83,583
McCormick & Co. ................................              60           2,358
Pepsico, Inc. ..................................           9,550         418,386
Safeway, Inc.* .................................           1,800          97,740
SYSCO Corp. ....................................           1,900          53,428
Winn-Dixie Stores, Inc. ........................           1,230          38,831
                                                                      ----------
                                                                         796,196
                                                                      ----------
HEALTHCARE SERVICES - 0.04%
First Health Group Corp.* ......................             100           5,175
                                                                      ----------

INSURANCE - 3.71%
American International Group ...................           5,040         412,272
Gallagher, Arthur J. & Co. .....................             240           6,053
Progressive Corp. ..............................             620          72,416
                                                                      ----------
                                                                         490,741
                                                                      ----------
INTERNET SECURITY - 0.06%
RSA Security, Inc.* ............................             260           8,320
                                                                      ----------

INTERNET SOFTWARE - 0.25%
Openwave Systems, Inc.* ........................             950          32,879
                                                                      ----------

MANUFACTURING - 0.88%
Thermo Electron Corp.* .........................           3,600          94,896
Waters Corp.* ..................................             410          21,402
                                                                      ----------
                                                                         116,298
                                                                      ----------

                       See notes to financial statements.



                                      -4-

THE NOAH FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

                                                                     Market
                                                          Shares  Value (Note 1)
                                                          ------  --------------
MEDICAL - 7.36%
Abbott Laboratories ............................           3,600      $  166,968
AmeriSource Health Corp.* ......................           1,090          58,860
Baxter International, Inc. .....................           1,470         133,990
Becton Dickinson & Co. .........................           2,200          71,170
Bergen Brunswig Corp. ..........................           1,350          24,705
Biomet, Inc. ...................................           1,480          63,240
Cardinal Health, Inc. ..........................           2,835         191,079
Genzyme Corp.* .................................             300          32,691
Health Management Associates, Inc.* ............           2,630          47,130
IMS Health, Inc. ...............................           2,020          55,449
IVAX Corp.* ....................................           1,200          48,060
Lincare Holdings, Inc.* ........................             700          34,909
Manor Care, Inc.* ..............................           1,370          31,784
St. Jude Medical, Inc.* ........................             250          14,313
                                                                      ----------
                                                                         974,348
                                                                      ----------
MULTIMEDIA - 0.04%
Gannett Co., Inc. ..............................              90           5,809
                                                                      ----------

NETWORKING PRODUCTS - 0.83%
Juniper Networks, Inc.* ........................           1,860         109,796
                                                                      ----------

OIL, ENERGY & NATURAL GAS - 10.98%
Allegheny Energy, Inc. .........................           2,100         107,436
Anadarko Petroleum Corp. .......................             520          33,602
Apache Corp. ...................................           2,420         154,783
Baker Hughes, Inc. .............................             510          20,038
Burlington Resources, Inc. .....................             630          29,742
Devon Energy Corp. .............................             540          31,865
Duke Energy, Inc. ..............................           4,200         196,392
Dynegy, Inc. ...................................             670          38,759
El Paso Corp. ..................................           2,100         144,480
Enron Corp. ....................................           4,100         257,152
EOG Resources, Inc. ............................             290          13,453
Exxon Mobil Corp. ..............................           1,600         141,760
Global Marine, Inc.* ...........................             370          10,637
Murphy Oil Corp. ...............................           1,100          90,200
Newfield Exploration Co.* ......................              70           2,520
Noble Drilling Corp.* ..........................             500          24,250
Smith International, Inc.* .....................             180          14,614
Weatherford International, Inc.* ...............             110           6,405
Williams Companies, Inc. .......................           3,200         134,944
                                                                      ----------
                                                                       1,453,032
                                                                      ----------

                       See notes to financial statements.



                                      -5-

THE NOAH FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

                                                                     Market
                                                          Shares  Value (Note 1)
                                                          ------  --------------

PHARMACEUTICALS - 6.98%
Allergan, Inc. .................................           1,500      $  114,000
Biogen, Inc.* ..................................             530          34,270
Express Scripts, Inc.* .........................             550          46,695
Forest Laboratories, Inc.* .....................           1,200          73,380
Lilly (Eli) & Co. ..............................           4,760         404,600
Merck & Co., Inc. ..............................           2,870         218,034
Omnicare, Inc. .................................           1,500          33,300
                                                                      ----------
                                                                         924,279
                                                                      ----------
PUBLISHING - 0.29%
New York Times Co. .............................             940          38,568
                                                                      ----------

RESEARCH & DEVELOPMENT - 0.05%
Albany Molecular Research, Inc.* ...............             200           6,306
                                                                      ----------

RESTAURANTS - 0.26%
Starbucks Corp.* ...............................           1,780          34,443
                                                                      ----------

RETAIL STORES - 11.33%
Bed Bath & Beyond, Inc.* .......................           1,510          42,763
BJ's Wholesale Club, Inc.* .....................              40           1,812
CVS Corp. ......................................           3,860         227,547
Federated Department Stores* ...................             240          10,315
Home Depot, Inc. ...............................           5,070         238,797
Kohl's Corp.* ..................................           1,030          62,892
Payless Shoesource, Inc.* ......................           1,070          68,213
Walgreen Co. ...................................           9,105         389,512
Wal-Mart Stores, Inc. ..........................           8,840         457,382
                                                                      ----------
                                                                       1,499,233
                                                                      ----------
TELECOMMUNICATIONS - 1.42%
McLeodUSA, Inc.* ...............................           1,520          13,452
SBC Communications, Inc. .......................             390          16,088
Verizon Communications, Inc. ...................           2,870         158,051
                                                                      ----------
                                                                         187,591
                                                                      ----------
UTILITIES - 1.39%
AES Corp.* .....................................           1,800          85,806
American Water Works, Inc. .....................           2,300          71,300
Calpine Corp.* .................................             480          27,355
                                                                      ----------
                                                                         184,461
                                                                      ----------


                       See notes to financial statements.



                                      -6-

THE NOAH FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

                                                                     Market
                                                          Shares  Value (Note 1)
                                                          ------  --------------


TOTAL COMMON STOCKS (Cost $12,953,850) .........                   $  12,835,169
                                                                   -------------
MISCELLANEOUS ASSETS - 1.03%
        Evergreen Money Market Trust Cl Y
        (Cost $136,278) ........................         136,278         136,278
                                                                   -------------

TOTAL INVESTMENTS (Cost $13,090,128) ..... 97.99%                     12,971,447
Other Assets less Liabilities . ..........  2.01%                        265,992
                                          -------                  -------------

NET ASSETS ...............................100.00%                  $  13,237,439
                                          =======                  =============



* Non-income producing investment.









                       See notes to financial statements.


THE NOAH FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

ASSETS:
        Investments, at market (identified cost $13,090,128) .........   $ 12,971,447
        Receivables:
                Investment securities sold ...........................        853,035
                Dividends and interest ...............................          5,996
                Fund shares sold .....................................        215,710
        Deferred organization costs ..................................            479
        Prepaid expenses .............................................         13,418
        Other receivables ............................................          3,608
                                                                         ------------
        Total assets .................................................     14,063,693
                                                                         ------------

LIABILITIES:
        Payables:
                Due to advisor .......................................          7,297
                Distribution fees ....................................          3,458
                Investment securities purchased ......................        786,270
                Fund shares repurchased ..............................          7,478
                Accrued expenses .....................................         21,751
                                                                         ------------
        Total liabilities ............................................        826,254
                                                                         ------------

NET ASSETS ...........................................................   $ 13,237,439
                                                                         ============

NET ASSETS CONSIST OF:
        Common Stock .................................................            845
        Additional capital paid-in ...................................     17,927,087
        Accumulated net investment income (loss) .....................       (107,915)
        Accumulated realized gain (loss) on investments ..............     (4,463,897)
        Net unrealized gain (loss) on investments ....................       (118,681)
                                                                         ------------
        Total Net Assets .............................................   $ 13,237,439
                                                                         ============

Shares outstanding (500,000,000 shares of $0.001 par value authorized)        844,968
                                                                         ============
Net Asset Value, offering and redemption price per share .............   $      15.67
                                                                         ============

                       See notes to financial statements.



THE NOAH FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
        Interest ..........................................................   $    35,823
        Dividends .........................................................        29,235
                                                                              -----------
        Total investment income ...........................................        65,058
                                                                              -----------

EXPENSES:
        Management fees ...................................................        71,881
        Administration fees ...............................................        23,999
        Distribution fees .................................................        17,970
        Conversion costs ..................................................        14,834
        Custodian fees ....................................................         3,999
        Amortization of organizational expenses ...........................           480
        Professional fees .................................................         6,250
        Registration fees .................................................        12,500
        Transfer agency fees ..............................................        15,000
        Reports to shareholders ...........................................         4,500
        Other .............................................................        11,618
                                                                              -----------
        Total expenses ....................................................       183,031
        Less: management fees waived ......................................       (10,058)
                                                                              -----------
        Net expenses ......................................................       172,973
                                                                              -----------
        Net investment income (loss) ......................................      (107,915)
                                                                              -----------

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on investments ...........................    (3,689,936)
        Net change in unrealized appreciation (depreciation) on investments    (1,840,715)
                                                                              -----------
        Net realized & unrealized gain (loss) on investments ..............    (5,530,651)
                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $(5,638,566)
                                                                              ===========


                       See notes to financial statements.



THE NOAH FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                      For the six         For the
                                                      months ended      year ended
                                                     April 30, 2001  October 31, 2000
                                                     --------------  ----------------
                                                       (Unaudited)

OPERATIONS:
        Net investment income (loss) ..............   $   (107,915)   $   (290,905)
        Net realized gain (loss) on investments ...     (3,689,936)       (772,288)
        Net change in unrealized appreciation
                (depreciation) on investments .....     (1,840,715)        570,385
                                                      ------------    ------------
        Net increase (decrease) in net assets
                resulting from operations .........     (5,638,566)       (492,808)
                                                      ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net realized gains ........................           --          (697,670)
                                                      ------------    ------------

CAPITAL SHARE TRANSACTIONS:
        Proceeds from shares sold .................      2,161,189      10,855,291
        Proceeds from shares issued to holders
                in reinvestment of dividends ......           --           672,006
        Cost of shares redeemed ...................     (1,807,505)     (1,912,332)
                                                      ------------    ------------
        Net increase (decrease) in net assets
                from fund share transactions ......        353,684       9,614,965
                                                      ------------    ------------
        Increase (decrease) in net assets .........     (5,284,882)      8,424,487

NET ASSETS:
        Beginning of period .......................     18,522,321      10,097,834
                                                      ------------    ------------
        End of period (including accumulated
                net investment loss of $107,915 and
                $0, respectively) .................   $ 13,237,439    $ 18,522,321
                                                      ============    ============


                       See notes to financial statements.





THE NOAH FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                                                    May 17, 1996 (1)
                                       Six Months Ended   Year Ended     Year Ended     Year Ended     Year Ended      through
                                        April 30, 2001    October 31,    October 31,    October 31,    October 31, October 31, 1996
                                                             2000           1999          1998            1997
                                       ---------------------------------------------------------------------------------------------
                                          (Unaudited)
Net asset value, beginning
        of period ......................   $  22.49        $  23.17       $  17.31       $  13.23       $  10.59       $    10.00
                                           --------        --------       --------       --------       --------       ----------

INVESTMENT OPERATIONS:
Net investment income (loss) ...........      (0.13)(2)       (0.46)(2)      (0.13)(2)      (0.10)(2)      (0.01)(2)         0.04
Net realized and unrealized gain
        (loss) on investments ..........      (6.69)           1.37           6.43           4.27           2.69             0.55
                                           --------        --------       --------       --------       --------       ----------
        Total from investment
                operations .............      (6.82)           0.91           6.30           4.17           2.68             0.59
                                           --------        --------       --------       --------       --------       ----------
DISTRIBUTIONS:
From net investment income .............       0.00            0.00           0.00           0.00          (0.04)            0.00
From net realized capital gains ........       0.00           (1.59)         (0.44)         (0.09)          0.00             0.00
                                           --------        --------       --------       --------       --------       ----------
        Total distributions ............       0.00           (1.59)         (0.44)         (0.09)         (0.04)            0.00
                                           --------        --------       --------       --------       --------       ----------

Net asset value, end of period .........   $  15.67        $  22.49       $  23.17       $  17.31       $  13.23       $    10.59
                                           ========        ========       ========       ========       ========       ==========

Total return ...........................    (30.32)%(3)        3.98%         37.06%         31.65%         25.41%           5.90%(3)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...   $ 13,237        $ 18,522       $  6,472       $  2,590       $    961       $      466
Ratio of expenses to average net assets,
        before reimbursement ...........       2.55%           2.20%          2.72%          4.73%         16.08%           49.81%
Ratio of expenses to average net assets,
        net of reimbursement ...........       2.41%           2.20%          2.15%          1.75%          1.75%            1.42%
Ratio of net investment income
        (loss) to average net assets,
        before reimbursement ...........      (1.64)%         (1.68)%        (2.13)%        (3.85)%       (14.51)%         (47.52)%
Ratio of net investment income
        (loss) to average net assets,
        net of reimbursement ...........      (1.50)%         (1.68)%        (1.56)%        (0.86)%        (0.18)%           0.86%
Portfolio turnover rate ................     115.93%(3)       49.76%         81.53%         66.49%         27.07%          21.61%(3)

(1)  Commencement of operations.
(2) Net investment loss per share is calculated using ending balances prior to the consideration of adjustments for permanent book and tax differences.
(3)  Not annualized.


                       See notes to financial statements.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Noah Fund (the "Fund") was organized as a series of The Noah Investment Group, Inc. (the "Company") incorporated under the laws of the state of Maryland on December 16, 1992. The Company is registered as a no-load, open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). The primary investment objective of the Fund is to seek capital appreciation consistent with the preservation of capital, as adjusted for inflation, and current income. The Fund will not invest in and may not acquire the securities of businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies in the business of aborting life before birth.

The Fund became effective with the Securities and Exchange Commission (the "SEC") on May 10, 1996 and commenced operations on May 17, 1996.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation - Equity securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.
b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and net realized capital gains in order to relieve the Fund from all federal income taxes.
c) Distributions to Shareholders - Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. The Fund's primary financial reporting and tax difference relates to the differing treatment for the amortization of deferred organization expenses. Permanent financial reporting and tax differences are reclassified to additional capital paid-in.
d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions utilizing an identified cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

2. ADVISORY FEE AND OTHER RELATED TRANSACTIONS

The Fund has entered into a Management Agreement with Polestar Management Company (the "Manager"). Pursuant to the Management Agreement, the Manager is responsible for the day-to-day business affairs, including the review and supervision of the Fund investment program and for administrative services. For its services to the Fund, the Manager receives an annual fee, payable monthly, calculated at an annual rate of 1.00% of the Fund's average daily net assets. The Manager voluntarily agreed to reimburse its management fee and other expenses to the extent that the total operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.20% of the average net assets of the Fund. This voluntary reimbursement may be terminated upon approval of the Board of Directors. For the six months ended April 30, 2001, Polestar Management Company earned advisory fees of $71,881 and waived $10,058.

The Manager has entered into a Sub-Advisory Agreement with Geewax, Terker & Company (the "Sub-Advisor"). The Sub-Advisor is responsible for the day-to-day recommendations regarding the investment and reinvestment of the Fund's net assets. Under the terms of the Sub-Advisory Agreement, the Manager compensates the Sub-Advisor a fee of $1.00 per annum until the average net assets of the Fund exceed $20,000,000. Upon reaching that level, the Sub-Advisor will receive a monthly fee at the annual rate of 0.75% of the average daily net assets in excess of $20 million to $50 million; 0.50% of such assets in excess of $50 million to $100 million; and 0.35% of such assets in excess of $100 million.

The Fund has adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to 0.25% per annum of the Fund's average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and financial reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents. For the six months ended April 30, 2001, the Fund incurred $17,970 in distribution fees pursuant to the Distribution Plan.

Certain directors and officers of the Fund are directors and officers of the Manager.

3. CARRYOVERS

At October 31, 2000, the Fund had net capital loss carryforwards of approximately $766,000 expiring in 2008.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2001
(Unaudited)
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                         Six Months Ended        Year Ended
                                          April 30, 2001      October 31, 2000
                                          --------------      ----------------
                                            (Unaudited)

        Shares sold ................         119,918              434,148
        Shares issued to holders in
          reinvestment of dividends                0               30,148
        Shares redeemed ...........          (98,619)             (76,386)
                                            --------              -------
        Net increase ..............           21,299              387,910
                                            ========              =======

5. INVESTMENT TRANSACTIONS

During the six months ended April 30, 2001, purchases and sales of investment securities, excluding short-term investments, were as follows:

        Purchases ................        $16,865,511
        Sales ....................        $15,451,254

At April 30, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

        Appreciation ......................      $   791,008
        Depreciation ......................         (909,689)
                                                 -----------
        Net depreciation on investments ...      $  (118,681)
                                                 ===========

At April 30, 2001, the cost of investments for federal income tax purposes was $13,090,128.